Significant Accounting Policies - Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Accounting Policies [Abstract]
2016	$ 1,284
2017	1,282
2018	1,282
2019	971
2020	816
Thereafter	272
Deferred charges	$ 5,907